RELATED PARTY TRANSACTIONS (Details Narrative)						3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
		Nov. 23, 2021 USD ($) $ / shares shares	Nov. 23, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($)	Apr. 20, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) Integer $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Number of shares	[1]						$ 25,100
Promissory note related party						$ 0		$ 0	$ 0	$ 0
Interest rate						50.00%		50.00%
Proceeds from offering									$ 197,498,815
Warrants exercise per share | $ / shares						$ 0.01		$ 0.01	$ 0.01	$ 0.01
Share price | $ / shares						$ 18.00		$ 18.00	$ 18.00	$ 18.00
Offering costs									$ 582,540
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Payment for services									10,000
Services cost									10,000
Payment for services								$ 10,000
Administrative services expenses						$ 30,000		60,000
Reimbursed cost						$ 55,363		$ 76,823
Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note related party				$ 338,038	$ 338,038
Debt principal amount									$ 0	$ 0
Proceeds from note payable related party				$ 338,038
Debt maturity date				Dec. 10, 2021
IPO [Member]
Related Party Transaction [Line Items]
Sale of stock price per share | $ / shares		$ 10.15	$ 10.15			$ 10.15		$ 10.15	$ 10.15	$ 10.15
Proceeds from offering			$ 202,998,782						$ 202,998,782
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from offering				$ 696,875	696,875
IPO [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note related party				$ 400,000	$ 400,000
Interest rate				0.01%	0.01%
Debt principal amount				$ 400,000	$ 400,000
Sponsor [Member]
Related Party Transaction [Line Items]
Share price | $ / shares						0.30		$ 0.30	$ 0.30	0.30
Payment value under underwriters								$ 5,999,964	$ 5,999,964
Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Debt repayment conversion								$ 1,500,000	$ 1,500,000
Warrants exercise per share | $ / shares						$ 1.00		$ 1.00	$ 1.00	$ 1.00
Deposits						$ 2,999,982		$ 2,999,982	$ 2,999,982	$ 2,999,982
Share price | $ / shares						$ 0.15		$ 0.15	$ 0.15	$ 0.15
Affiliate Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt repayment conversion								$ 1,500,000	$ 1,500,000
Affiliate Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants exercise per share | $ / shares						$ 1.00		$ 1.00	$ 1.00	$ 1.00
Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares		99,999	99,999
Number of shares		$ 268,617	$ 268,617
Percentage of issued and outstanding shares after initial public offering						22.58%		22.58%	22.58%	22.58%
Offering cost percent		2.96%	2.96%
Offering costs		$ 9,351,106	$ 9,351,106
Common stock, shares, issued | shares						5,833,083		5,833,083	5,833,083	5,833,083
Common stock value issued						$ 583		$ 583	$ 583	$ 583
Offering cost percent		2.87%	2.87%
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares									5,833,083
Number of shares									$ 25,100
Common stock value issued						$ 25,100		$ 25,100	$ 25,100	$ 25,100
Common Class B [Member] | EF Hutton [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares								69,999	99,999	69,999
Common Class B [Member] | Jones Trading [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares								30,000
Common Class A [Member]
Related Party Transaction [Line Items]
Sale of stock price per share | $ / shares						$ 12.00		$ 12.00	$ 12.00	$ 12.00
Common stock, shares, issued | shares						0		0	0	0
Common stock value issued
Common Class A [Member] | IPO [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			19,999,880
Sale of stock price per share | $ / shares		$ 10.00	$ 10.00
Proceeds from offering			$ 199,998,800
Warrants exercise per share | $ / shares		$ 11.50	$ 11.50
Offering costs			$ 9,351,106
Common Class A [Member] | Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Ordinary shares trading days | Integer								20

[1]	Effective on November 18, 2021, the Subscription Agreement was amended and restated to reflect an additional issuance to Sponsor of 801,833 Founder Share by virtue of the upsize of the offering. Hence, an aggregate of 5,833,083 founder shares of Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the upsize of the offering.